Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 PAY VERSUS PERFORMANCE DISCLOSURES

The table below includes information related to compensation for the Company’s Principal Executive Officer (“PEO”) and Non-PEO named executive officers, as well as financial performance, during 2020 through 2023.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 50.
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based on:			Net Income (h)	Operating Income (i)
					Total Shareholder Return(3) (f)	2023 Peer Group Total Shareholder Return(4) (g)	2022 Peer Group Total Shareholder Return
2023	$7,004,628	$8,471,612	$3,415,598	$4,008,600	$155.60	$184.08	$390.28	$126,145	$253,073
2022	$2,585,857	$2,406,439	$1,505,057	$1,419,644	$101.97	$155.90	$262.29	$133,021	$195,338
2021	$3,446,638	$3,072,011	$1,815,042	$1,312,950	$110.16	$168.84	$219.28	$115,739	$170,151
2020	$2,151,151	$2,241,376	$1,303,961	$1,236,365	$125.72	$122.63	$142.42	$104,983	$163,949

1
Mr. McCormick served as our PEO for the full year for each of 2023, 2022, 2021, and 2020. For each of 2023, 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen, Mr. Perisich and Mr. Moreno.

2
For each of 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
2023
Summary Compensation Table Total for PEO (column b)	$7,004,628
- Summary Compensation Table “Stock Awards” column value	$(4,630,038)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$5,591,402
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$494,460
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$11,160
Compensation Actually Paid to PEO (column c)	$8,471,612
Average for Non-PEO NEOs
2023
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$3,415,598
- Summary Compensation Table “Stock Awards” column value	$(1,133,028)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,402,912
+/- Year-over- year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$139,256
+ Vesting date fair value of equity awards granted and vested in the covered year	$181,938
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,923
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$4,008,600
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in our Summary Compensation Table amounts.
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021, for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022 and for 2023 the return shown represents the four-year return from January 1, 2020 to December 31, 2023.

4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2023 Form 10-K. The Peer Group was modified in 2023 to replace Quanta Services, Inc. and Matrix Service Company with Dycom Industries, Inc. and MYR Group, Inc. as the overall composition of our business has changed and we believe this new peer group more closely resembles us from both an operations and market capitalization perspective.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	Mr. McCormick served as our PEO for the full year for each of 2023, 2022, 2021, and 2020. For each of 2023, 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen, Mr. Perisich and Mr. Moreno.
Peer Group Issuers, Footnote
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021, for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022 and for 2023 the return shown represents the four-year return from January 1, 2020 to December 31, 2023.
4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2023 Form 10-K. The Peer Group was modified in 2023 to replace Quanta Services, Inc. and Matrix Service Company with Dycom Industries, Inc. and MYR Group, Inc. as the overall composition of our business has changed and we believe this new peer group more closely resembles us from both an operations and market capitalization perspective.

PEO Total Compensation Amount	$ 7,004,628	$ 2,585,857	$ 3,446,638	$ 2,151,151
PEO Actually Paid Compensation Amount	$ 8,471,612	2,406,439	3,072,011	2,241,376
Adjustment To PEO Compensation, Footnote
For each of 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
2023
Summary Compensation Table Total for PEO (column b)	$7,004,628
- Summary Compensation Table “Stock Awards” column value	$(4,630,038)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$5,591,402
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$494,460
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$11,160
Compensation Actually Paid to PEO (column c)	$8,471,612

Non-PEO NEO Average Total Compensation Amount	$ 3,415,598	1,505,057	1,815,042	1,303,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,008,600	1,419,644	1,312,950	1,236,365
Adjustment to Non-PEO NEO Compensation Footnote
For each of 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:
Average for Non-PEO NEOs
2023
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$3,415,598
- Summary Compensation Table “Stock Awards” column value	$(1,133,028)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,402,912
+/- Year-over- year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$139,256
+ Vesting date fair value of equity awards granted and vested in the covered year	$181,938
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,923
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$4,008,600

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Total Shareholder Return
Tabular List, Table
The following table lists the financial and non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2023 to our performance:
Net Income
Operating Income
Adjusted EBITDA
New Business Generated
Total Recordable Incident Rate

Total Shareholder Return Amount	$ 155.6	101.97	110.16	125.72
Peer Group Total Shareholder Return Amount	184.08	155.9	168.84	122.63
Net Income (Loss)	$ 126,145	$ 133,021	$ 115,739	$ 104,983
Company Selected Measure Amount	253,073	195,338	170,151	163,949
PEO Name	Mr. McCormick
Prior Peer Group Total Shareholder Return	$ 390.28	$ 262.29	$ 219.28	$ 142.42
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	New Business Generated
Measure:: 5
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,630,038)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,591,402
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	494,460
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,160
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,028)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,402,912
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,256
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,923
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 181,938